TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

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Transamerica Multi-Managed Balanced VP (the “portfolio”)

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica JPMorgan Multi-Managed Balanced VP relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: J.P. Morgan Investment Management Inc.
Portfolio Managers:
Tim Snyder, CFA	Portfolio Manager	since 2013
Raffaele Zingone, CFA	Portfolio Manager	since 2011

Effective immediately, the following replaces the information in the Prospectus for the portfolio relating to J.P. Morgan Investment Management Inc. under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Multi-Managed Balanced VP

Name	Sub-Adviser	Positions Over Past Five Years
Tim Snyder, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2011; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Effective immediately, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – J.P. Morgan Investment Management Inc. (“JP Morgan”)”:

Transamerica Multi-Managed Balanced VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts[1]
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tim Snyder, CFA	9	$8.15 billion	10	$3.85 billion	11	$8.64 billion
Raffaele Zingone, CFA	15	$13.22 billion	10	$3.65 billion	11	$8.64 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tim Snyder, CFA	0	$0	0	$0	0	$0
Raffaele Zingone, CFA	0	$0	0	$0	0	$0

[1]	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

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Investors Should Retain this Supplement for Future Reference

January 22, 2021